Schedule of Warrant Liabilities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022
Warrant Liability Series A Preferred Stock Obligation [Member]
Warrant liabilities		$ 334,955
Issued
Exercised (settled)
Gain on change in fair value		421,768
Reclassifications to stockholders' equity		(756,723)
Warrant liabilities
Warrant Liability August 2022 Warrants [Member]
Warrant liabilities
Issued		146,624
Exercised (settled)		(91,036)
Gain on change in fair value		5,102
Reclassifications to stockholders' equity		(60,690)
Warrant liabilities
Warrant Liability Boustead Placement Agent Warrants [Member]
Warrant liabilities
Issued		92,336
Exercised (settled)	$ 64,140
Gain on change in fair value		(28,196)
Reclassifications to stockholders' equity		(64,140)
Warrant liabilities